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Putnam Strategic Intermediate Municipal Fund*
* Prior to August 28, 2020, the fund was known as Putnam AMT-Free Municipal Fund.
Fund summary
Goal
Putnam Strategic Intermediate Municipal Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Strategic Intermediate Municipal Fund	Class A		Class B		Class C		Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Strategic Intermediate Municipal Fund	Class A		Class B	Class C	Class R6	Class Y
Management fees	0.43%		0.43%	0.43%	0.43%	0.43%
Distribution and service (12b-1) fees	0.25%	[1]	0.85%	1.00%
Other expenses	0.15%		0.15%	0.15%	0.14%	0.15%
Total annual fund operating expenses	0.83%		1.43%	1.58%	0.57%	0.58%
[1]	Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Strategic Intermediate Municipal Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	481	654	842	1,384
Class B	646	752	982	1,544
Class C	261	499	860	1,878
Class R6	58	183	318	714
Class Y	59	186	324	726

Expense Example, No Redemption - Putnam Strategic Intermediate Municipal Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	146	452	782	1,544
Class C	161	499	860	1,878

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 38%.
Investments, risks, and performance
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). We normally maintain an average dollar-weighted maturity between three and ten years. The fund may invest broadly in municipal bonds of any duration (a measure of the sensitivity of a bond’s price to interest rate changes), maturity and credit quality although the bonds we invest in are mainly investment-grade in quality. We may also invest in investments that are below-investment-grade (sometimes referred to as “junk bonds”), which may be considered speculative. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments. Investments paying interest subject to the federal AMT for individuals are considered tax-exempt investments for purposes of this policy. This investment policy cannot be changed without the approval of the fund’s shareholders. The fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in investments the income on which is subject to the AMT. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. Interest the fund receives might be taxable.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as the other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before August 28, 2020, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/20 0.23% Best calendar quarter Q3 2011 4.20% Worst calendar quarter Q4 2010 −4.92%
Average annual total returns after sales charges (for periods ended 12/31/19)
Average Annual Total Returns - Putnam Strategic Intermediate Municipal Fund		Label	1 Year	5 Years	10 Years
Class A		before taxes	3.81%	2.49%	3.87%
Class A | after taxes on distributions			3.11%	2.29%	3.76%
Class A | after taxes on distributions and sale of fund shares			3.48%	2.56%	3.76%
Class B		before taxes	2.46%	2.35%	3.77%
Class C		before taxes	6.22%	2.53%	3.48%
Class R6	[1]	before taxes	8.31%	3.56%	4.53%
Class Y		before taxes	8.38%	3.57%	4.53%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (no deduction for fees, expenses or taxes)	[2]		6.83%	3.20%	3.93%
Bloomberg Barclays Municipal Bond-Bloomberg Barclays 3-15 Year Blend Municipal Bond Linked Benchmark	[3]		7.54%	3.53%	4.34%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	As of August 28, 2020, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index (an unmanaged index comprised of investment-grade municipal securities ranging from 2 and 17 years in maturity) replaced the Bloomberg Barclays Municipal Bond Index (an unmanaged index considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year) as the benchmark for this fund because, in Putnam Investment Management, LLC's opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Bloomberg Barclays Municipal Bond Index for the one-, five, and ten-year periods ended on December 31, 2019 were 7.54%, 3.53%, and 4.34%. respectively.
[3]	The Bloomberg Barclays Municipal Bond-Bloomberg Barclays 3-15 Year Blend Municipal Bond Linked Benchmark represents performance of the Bloomberg Barclays Municipal Bond Index through August 27, 2020 and performance of the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index thereafter.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.